Related Party Transactions (Details) - USD ($)					1 Months Ended		3 Months Ended		9 Months Ended
	Jun. 18, 2025	Feb. 01, 2025	Aug. 01, 2024	Mar. 01, 2024	Jan. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Jun. 01, 2025
Related Party Transactions [Line Items]
converted (in Shares)	12,210,718								2,909,057
Sublease term			1 year	1 year
Sublease Income			$ 1,280	$ 1,167
Payment for rent							$ 16,170		$ 23,850
One-time fee									13,610
Rent expense		$ 12,333			$ 9,333		0	$ 3,501	2,334	$ 8,169
Lease renewal term											5 years
Short term lease expense							22,170	6,228	93,516	16,879
PRB Transportation, LLC [Member]
Related Party Transactions [Line Items]
Revenues recognized							11,737	$ 3,445	20,328	$ 11,978
Accounts receivable						$ 1,164	0		0
Pope Technologies LLC [Member]
Related Party Transactions [Line Items]
Purchase order							1,500,000		1,500,000
Deferred revenue						$ 750,000
Deferred revenue balance							24,750		24,750
Alegre Manati [Member]
Related Party Transactions [Line Items]
Short term lease expense							$ 0		49,332
Charles Maddox [Member] | SAFE Agreements [Member]
Related Party Transactions [Line Items]
Proceeds									$ 28,833
Common Stock [Member] | SAFE Agreements [Member]
Related Party Transactions [Line Items]
converted (in Shares)									2,156